AB Bond Fund, Inc.

AB Municipal Bond Inflation Strategy

Portfolio of Investments

January 31, 2022 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 89.6%
Long-Term Municipal Bonds – 83.2%
Alabama – 0.6%
Alabama Special Care Facilities Financing Authority-Birmingham AL (Children’s Hospital of Alabama Obligated Group (The)) Series 2015 5.00%, 06/01/2028	$3,905	$4,358,424
Black Belt Energy Gas District (Goldman Sachs Group, Inc. (The)) Series 2021 4.00%, 10/01/2052	5,000	5,496,631
Infirmary Health System Special Care Facilities Financing Authority of Mobile (Infirmary Health System Obligated Group) Series 2016 5.00%, 02/01/2025	2,110	2,333,283
Series 2021 4.00%, 02/01/2039	1,675	1,909,669
Tuscaloosa County Industrial Development Authority Series 2019A 4.50%, 05/01/2032(a)	1,468	1,526,638

		15,624,645

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2015-A 6.625%, 09/01/2035	1,335	1,520,611
Series 2018 6.50%, 09/01/2028(a)	295	349,069
7.125%, 09/01/2038(a)	280	353,545

		2,223,225

Arizona – 1.7%
Arizona Industrial Development Authority Series 2021-B 4.00%, 07/01/2041	500	525,197
Arizona Industrial Development Authority (Equitable School Revolving Fund LLC Obligated Group) Series 2020 4.00%, 11/01/2030	935	1,074,385
5.00%, 11/01/2031-11/01/2033	2,350	2,880,506
Arizona Industrial Development Authority (Phoenix Children’s Hospital Obligated Group) Series 2021 4.00%, 02/01/2039	1,800	2,081,335
5.00%, 02/01/2026-02/01/2031	4,750	5,742,081
Arizona State University (Arizona State University COP) Series 2013-A 5.00%, 09/01/2022	3,220	3,304,993

	Principal Amount (000)	U.S. $ Value

City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.542%, 07/01/2033	$4,000	$3,899,638
City of Phoenix Civic Improvement Corp. (City of Phoenix AZ Excise Tax Revenue) Series 2017-B 5.00%, 07/01/2022	1,995	2,032,993
City of Phoenix Civic Improvement Corp. (Phoenix Sky Harbor International Airport) Series 2017-A 5.00%, 07/01/2029	3,945	4,613,650
City of Tempe AZ (City of Tempe AZ COP) Series 2021 1.951%, 07/01/2031	2,400	2,291,599
Maricopa County Special Health Care District Series 2021-D 5.00%, 07/01/2022	4,595	4,681,730
Salt River Project Agricultural Improvement & Power District Series 2021-A 5.00%, 01/01/2029	2,750	3,375,264
State of Arizona Lottery Revenue Series 2019 5.00%, 07/01/2028 (Pre-refunded/ETM)	5,000	6,077,240
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017-B 4.00%, 10/01/2023(a)	5	5,000

		42,585,611

Arkansas – 0.4%
University of Arkansas Series 2012 5.00%, 11/01/2042 (Pre-refunded/ETM)	9,335	9,442,058

California – 9.5%
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021-A 4.00%, 08/01/2047(a)	3,315	3,022,853
California Health Facilities Financing Authority (Kaiser Foundation Hospitals) Series 2019-P 5.00%, 06/01/2041	1,760	2,171,030
California Housing Finance Agency Series 2021-1, Class A 3.50%, 11/20/2035	988	1,073,819
Series 2021-2 0.823%, 03/25/2035	2,500	160,601
California Infrastructure & Economic Development Bank Series 2021 0.20%, 01/01/2050 (Pre-refunded/ETM)(a)	1,750	1,750,000

	Principal Amount (000)	U.S. $ Value

California Pollution Control Financing Authority (Rialto Bioenergy Facility LLC) Series 2019 7.50%, 12/01/2040(a)	$250	$186,161
California State Public Works Board (California State Public Works Board Lease) Series 2021-A 5.00%, 02/01/2023	10,000	10,430,072
California State Public Works Board (State of California Department of Corrections & Rehabilitation Lease) Series 2018 5.00%, 05/01/2029	2,995	3,598,587
California State University Series 2021-B 2.374%, 11/01/2035	1,000	948,140
City of Los Angeles Department of Airports Series 2019 5.00%, 05/15/2027-05/15/2039	2,410	2,845,532
Series 2021-A 5.00%, 05/15/2037	4,000	4,913,300
CMFA Special Finance Agency VII (CMFA Special Finance Agency VII The Breakwater Apartments) Series 2021 4.00%, 08/01/2047(a)	1,000	900,746
CMFA Special Finance Agency VIII Elan Huntington Beach Series 2021 4.00%, 08/01/2047(a)	1,500	1,357,344
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.60%, 05/01/2047(a)	6,500	6,088,850
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2046(a)	2,000	1,851,831
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 3.50%, 10/01/2046(a)	2,000	1,876,942
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Jefferson Platinum Triangle Apartments) Series 2021-A2 3.125%, 08/01/2056(a)	1,500	1,258,033
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.375%, 07/01/2043(a)	3,500	3,283,294

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 3.50%, 05/01/2047(a)	$2,300	$2,163,555
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A 3.10%, 07/01/2045(a)	1,000	883,526
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 4.00%, 10/01/2048(a)	2,000	1,796,756
Golden State Tobacco Securitization Corp. Series 2018-A 3.50%, 06/01/2036 (Pre-refunded/ETM)	1,075	1,085,803
Los Angeles County Metropolitan Transportation Authority (Los Angeles County Metropolitan Transportation Authority Sales Tax) Series 2021-A 4.00%, 06/01/2038	5,880	6,895,039
Los Angeles Department of Water & Power Series 2021-B 5.00%, 07/01/2041	10,000	12,467,221
Orange County Transportation Authority Series 2021 5.00%, 10/15/2024	3,505	3,861,090
Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 0.684% (LIBOR 1 Month + 0.57%), 06/01/2039(b)	5,000	4,846,178
San Diego County Regional Airport Authority Series 2021-B 4.00%, 07/01/2035-07/01/2041	23,580	26,454,802
5.00%, 07/01/2030-07/01/2033	9,385	11,579,326
San Francisco Intl Airport Series 2021-A 5.00%, 05/01/2031-05/01/2036	13,235	16,316,485
San Joaquin Hills Transportation Corridor Agency Series 2021 5.00%, 01/15/2033	5,000	6,326,301
State of California Series 2014 5.00%, 08/01/2022-05/01/2025	4,250	4,535,712
Series 2017 5.00%, 11/01/2022	7,635	7,890,142
Series 2020 5.00%, 11/01/2026-03/01/2035	22,445	28,037,924
Series 2021 4.00%, 10/01/2023-10/01/2035	25,345	28,156,827
5.00%, 09/01/2023-12/01/2035	16,570	19,116,082

	Principal Amount (000)	U.S. $ Value

University of California Series 2022-S 5.00%, 05/15/2024-05/15/2036(c)	$12,000	$13,594,845

		243,724,749

Colorado – 2.5%
Centerra Metropolitan District No. 1 Series 2017 5.00%, 12/01/2029(a)	1,510	1,580,077
City & County of Denver Co. Airport System Revenue (Denver Intl Airport) Series 2012-A 5.00%, 11/15/2024-11/15/2025	13,395	13,826,372
Series 2018-A 5.00%, 12/01/2026-12/01/2029	18,255	21,692,648
Colorado Health Facilities Authority (AdventHealth Obligated Group) Series 2021 5.00%, 11/15/2041	2,600	3,282,558
Colorado Health Facilities Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2032-08/01/2033	2,890	3,486,661
Colorado Health Facilities Authority (Sanford Obligated Group) Series 2019-A 5.00%, 11/01/2033	1,525	1,871,913
Denver City & County School District No. 1 Series 2014-B 5.00%, 12/01/2023	4,730	5,086,191
Series 2021 5.00%, 12/01/2039	6,785	8,483,699
Denver Urban Renewal Authority (Stapleton Development Corp.) Series 2013-A 5.00%, 12/01/2022	1,640	1,690,704
E-470 Public Highway Authority Series 2021-B 0.377% (SOFR + 0.35%), 09/01/2039(b)	2,000	1,998,130
Sterling Ranch Community Authority Board (Sterling Ranch Colorado Metropolitan District No. 2) Series 2020-A 3.75%, 12/01/2040	1,050	1,126,343
Vauxmont Metropolitan District AGM Series 2019 5.00%, 12/15/2024	260	286,145

		64,411,441

Connecticut – 3.0%
City of New Haven CT Series 2018-A 5.50%, 08/01/2035	1,920	2,309,712
Connecticut State Health & Educational Facilities Authority (Stamford Hospital Obligated Group (The)) Series 2022 4.00%, 07/01/2035-07/01/2040(c)	5,500	6,115,153

	Principal Amount (000)	U.S. $ Value

Connecticut State Health & Educational Facilities Authority (Yale University)
Series 2020 1.10%, 07/01/2048	$10,105	$10,144,484
Series 2022 1.10%, 07/01/2049(c)	8,000	8,000,000
State of Connecticut Series 2013-A 5.00%, 10/15/2024	5,035	5,374,635
Series 2014-A 5.00%, 03/01/2028	2,230	2,404,648
Series 2014-F 5.00%, 11/15/2026	1,275	1,407,732
Series 2015-B 5.00%, 06/15/2025-06/15/2028	7,170	8,064,515
Series 2016-A 5.00%, 03/15/2022-03/15/2032	11,320	11,661,940
Series 2018-B 5.00%, 04/15/2028	1,440	1,734,664
State of Connecticut Clean Water Fund - State Revolving Fund Series 2013-A 5.00%, 03/01/2024	4,360	4,561,795
State of Connecticut Special Tax Revenue Series 2020 5.00%, 05/01/2035-05/01/2040	6,000	7,390,592
Series 2021-D 4.00%, 11/01/2037-11/01/2038	6,435	7,474,691

		76,644,561

District of Columbia – 0.7%
Metropolitan Washington Airports Authority Aviation Revenue Series 2018-A 5.00%, 10/01/2025-10/01/2026	8,565	9,691,438
Series 2021-A 4.00%, 10/01/2038	2,500	2,846,411
5.00%, 10/01/2036	1,695	2,100,327
Washington Metropolitan Area Transit Authority Series 2021-A 4.00%, 07/15/2039	2,450	2,852,726

		17,490,902

Florida – 5.2%
Align Affordable Housing Bond Fund LP (SHI - Lake Worth LLC) Series 2021 3.25%, 12/01/2051(a)	2,500	2,314,091
Capital Trust Agency, Inc. (Franklin Academy Series 2020 Obligated Group) Series 2020 4.00%, 12/15/2025(a)	300	316,151
Central Florida Expressway Authority Series 2019-B 5.00%, 07/01/2032-07/01/2034	13,255	16,363,033

	Principal Amount (000)	U.S. $ Value

AGM Series 2021-D 5.00%, 07/01/2035	$8,685	$11,050,318
Citizens Property Insurance, Inc. Series 2012-A 5.00%, 06/01/2022	7,315	7,425,688
City of Jacksonville FL Series 2012-A 5.00%, 10/01/2023 (Pre-refunded/ETM)	6,140	6,320,312
5.00%, 10/01/2026 (Pre-refunded/ETM)	4,050	4,168,936
City of South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group) Series 2017 5.00%, 08/15/2025	4,500	5,072,077
County of Broward FL Airport System Revenue Series 2019-A 4.00%, 10/01/2044	1,000	1,089,429
Series 2019-C 2.384%, 10/01/2026	2,600	2,629,053
County of Miami-Dade FL Series 2012-A 5.00%, 10/01/2023 (Pre-refunded/ETM)	1,500	1,544,561
County of Miami-Dade FL (County of Miami-Dade FL Non-Ad Valorem) Series 2015-A 5.00%, 06/01/2023-06/01/2027	18,500	20,163,353
County of Miami-Dade Seaport Department AGM Series 2021-A 4.00%, 10/01/2040	8,000	9,039,775
County of Osceola FL Transportation Revenue Series 2020-A
Zero Coupon, 10/01/2030-10/01/2034	595	440,760
Florida Development Finance Corp. Series 2021 0.30%, 12/01/2056 (Pre-refunded/ETM)	17,750	17,733,887
Florida Municipal Power Agency (Florida Municipal Power Agency All-Requirements Power Supply Project Revenue) Series 2015-B 5.00%, 10/01/2023	1,500	1,598,970
Series 2021 1.425%, 10/01/2026	500	487,894
Florida State Board of Education (State of Florida) Series 2022-A 5.00%, 06/01/2030(c)	6,000	7,544,072
Greater Orlando Aviation Authority Series 2017-A 5.00%, 10/01/2029 (Pre-refunded/ETM)	4,420	5,257,394
5.00%, 10/01/2033	4,000	4,661,472
Mid-Bay Bridge Authority Series 2015-A 5.00%, 10/01/2028	1,000	1,114,068
Orange County Health Facilities Authority (Presbyterian Retirement Communities, Inc. Obligated Group) Series 2023 4.00%, 08/01/2036(c)	1,000	1,050,441

	Principal Amount (000)	U.S. $ Value

Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) Series 2020 2.625%, 06/01/2025	$375	$376,841
Polk County Industrial Development Authority (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(a)	1,000	1,202,788
State of Florida Department of Transportation Turnpike System Revenue Series 2021-B 5.00%, 07/01/2022	2,810	2,862,801

		131,828,165

Georgia – 3.7%
Augusta Development Authority (AU Health System Obligated Group) Series 2018 5.00%, 07/01/2034-07/01/2035	9,555	10,979,539
Cobb County Kennestone Hospital Authority (WellStar Health System Obligated Group) Series 2021 5.00%, 04/01/2025	1,650	1,838,575
Georgia State Road & Tollway Authority (State of Georgia Fed Hwy Grant) Series 2020 5.00%, 06/01/2029	8,810	10,858,252
Main Street Natural Gas, Inc. (Citadel LP) Series 2022-C 4.00%, 08/01/2052(a) (c)	2,500	2,711,917
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2021-C 4.00%, 05/01/2052	2,075	2,314,656
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2018-A 4.00%, 04/01/2048	9,370	9,769,548
Series 2018-C 4.00%, 08/01/2048	6,850	7,184,032
Series 2021-A 4.00%, 07/01/2052	37,825	42,371,050
Richmond County Board of Education Series 2021 5.00%, 10/01/2023	3,400	3,633,110
State of Georgia Series 2020-A 5.00%, 08/01/2027	2,380	2,845,444

		94,506,123

Guam – 0.2%
Territory of Guam Series 2019 5.00%, 11/15/2031	145	161,764

	Principal Amount (000)	U.S. $ Value

Territory of Guam (Territory of Guam Business Privilege Tax) Series 2015-D 5.00%, 11/15/2023-11/15/2031	$3,970	$4,374,609

Series 2021-F 5.00%, 01/01/2028	500	582,886

		5,119,259

Hawaii – 0.4%
City & County of Honolulu HI Series 2021 5.00%, 03/01/2029	3,595	4,427,497
Series 2022-A 5.00%, 11/01/2026(c)	1,500	1,700,107
State of Hawaii Airports System Revenue Series 2020-A 5.00%, 07/01/2033	4,010	4,887,311

		11,014,915

Illinois – 3.0%
Chicago Board of Education Series 2018-A 5.00%, 12/01/2027	1,200	1,384,803
Series 2019-B 5.00%, 12/01/2030-12/01/2033	500	583,281
Series 2022-B 4.00%, 12/01/2040(c)	5,800	6,198,568
Chicago Housing Authority Series 2018-A 5.00%, 01/01/2034-01/01/2038	8,760	10,051,362
Chicago O’Hare International Airport Series 2015-B 5.00%, 01/01/2029	5,000	5,488,961
Series 2016-C 5.00%, 01/01/2033	5,000	5,687,052
Series 2017-B 5.00%, 01/01/2035	1,475	1,714,172
Chicago O’Hare International Airport (Chicago O’Hare International Airport Customer Facility Charge) Series 2013 5.25%, 01/01/2023	2,500	2,596,786
5.50%, 01/01/2025	2,250	2,340,104
County of Cook IL Series 2012-C 5.00%, 11/15/2024	2,560	2,644,501
Illinois Finance Authority (Ascension Health Credit Group) Series 2016-C 5.00%, 02/15/2024	1,630	1,757,875
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 5.00%, 09/01/2022-09/01/2034	800	923,792
Illinois Finance Authority (University of Chicago (The)) Series 2021-A 5.00%, 10/01/2033-10/01/2037	7,000	9,618,496

	Principal Amount (000)	U.S. $ Value

Illinois State Toll Highway Authority Series 2020-A 5.00%, 01/01/2040	$1,080	$1,335,464
State of Illinois Series 2013 5.00%, 07/01/2023	1,670	1,761,791
Series 2014 5.00%, 05/01/2030	4,180	4,501,018
Series 2017-B 5.00%, 12/01/2024	5,050	5,554,625
Series 2017-D 5.00%, 11/01/2024	7,950	8,723,615
Series 2018-A 5.00%, 10/01/2023	2,785	2,960,992
Series 2018-B 5.00%, 10/01/2023	1,730	1,839,324

		77,666,582

Indiana – 1.2%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(a)	2,380	1,876,724
Indiana Finance Authority (CWA Authority, Inc.) Series 2021 5.00%, 10/01/2032-10/01/2034	9,955	12,741,767
Indiana Finance Authority (Fulcrum Centerpoint LLC) Series 2021 0.28%, 12/15/2045	5,000	4,985,573
Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022 4.00%, 04/01/2035	1,210	1,335,029
Indiana Finance Authority (Greencroft Goshen Obligated Group) Series 2023-2 4.00%, 11/15/2037(c)	1,000	1,020,203
Indiana Finance Authority (Indiana University Health, Inc. Obligated Group) Series 2021 0.70%, 12/01/2046	8,150	7,924,958
Indiana Finance Authority (Ohio Valley Electric Corp.) Series 2021-B 2.50%, 11/01/2030	495	476,691

		30,360,945

Iowa – 0.8%
Iowa Finance Authority (Iowa Fertilizer Co. LLC) Series 2018- B 5.25%, 12/01/2050	2,250	2,423,298
Iowa Finance Authority (Iowa Finance Authority State Revolving Fund) Series 2021-A 5.00%, 08/01/2039	5,200	6,648,869

	Principal Amount (000)	U.S. $ Value

Iowa Higher Education Loan Authority (Simpson College) Series 2020 5.25%, 11/01/2040	$2,275	$2,478,079
Iowa Tobacco Settlement Authority Series 2021-A 4.00%, 06/01/2034-06/01/2040	3,515	4,045,582
5.00%, 06/01/2031	900	1,144,555
Series 2021-B 4.00%, 06/01/2049	2,000	2,176,947
PEFA, Inc. (Goldman Sachs Group, Inc. (The)) Series 2019 5.00%, 09/01/2049	2,360	2,680,730

		21,598,060

Kansas – 0.3%
Kansas Development Finance Authority (AdventHealth Obligated Group) Series 2021 5.00%, 11/15/2054	6,000	7,237,607

Kentucky – 2.5%
City of Ashland KY (Ashland Hospital Corp. Obligated Group) Series 2019 5.00%, 02/01/2026-02/01/2031	650	763,037
Kentucky Municipal Power Agency NATL Series 2015-A 5.00%, 09/01/2022-09/01/2023	4,875	5,057,589
Kentucky Public Energy Authority (BP PLC) Series 2020-A 4.00%, 12/01/2050	7,260	7,908,076
Kentucky Public Energy Authority (Morgan Stanley) Series 2018-C 7.272% (CPI + 1.05%), 12/01/2049(b)	20,000	21,374,656
Series 2019-C 4.00%, 02/01/2050	9,015	10,045,087
Kentucky Turnpike Authority Series 2012-A 5.00%, 07/01/2025 (Pre-refunded/ETM)	2,275	2,317,556
Louisville and Jefferson County Metropolitan Sewer District Series 2021 3.00%, 10/14/2022	15,000	15,254,738

		62,720,739

Louisiana – 1.1%
City of New Orleans LA Series 2021-A 5.00%, 12/01/2028-12/01/2041	12,255	15,243,585
Jefferson Sales Tax District AGM Series 2017-B 5.00%, 12/01/2034	1,800	2,138,878
Parish of St. James LA (NuStar Logistics LP) Series 2020 5.85%, 08/01/2041(a)	340	380,563
6.10%, 06/01/2038-12/01/2040(a)	845	1,078,298

	Principal Amount (000)	U.S. $ Value

State of Louisiana Gasoline & Fuels Tax Revenue Series 2012-A 5.00%, 05/01/2027 (Pre-refunded/ETM)	$2,860	$2,892,800
5.00%, 05/01/2027	6,225	6,295,604

		28,029,728

Maryland – 3.6%
County of Baltimore MD Series 2021 4.00%, 03/23/2022	11,475	11,537,212
County of Montgomery MD Series 2019-A 5.00%, 11/01/2026	5,925	6,944,595
County of Prince George’s MD Series 2021-A 5.00%, 07/01/2027	10,000	11,920,035
Maryland Health & Higher Educational Facilities Authority (Stevenson University, Inc.) Series 2021 4.00%, 06/01/2039	500	560,918

State of Maryland
Series 2016 5.00%, 06/01/2022	13,990	14,205,948
Series 2017-B 5.00%, 08/01/2024	5,790	6,357,393
Series 2020-B 5.00%, 08/01/2028	9,315	11,380,807
Series 2021-A 5.00%, 03/01/2032	3,265	4,188,455
Series 2022-C 5.00%, 03/01/2026(c)	11,500	13,156,751
Series 2022-D 4.00%, 08/01/2029(c)	4,500	5,214,423
Washington Suburban Sanitary Commission Series 2018 5.00%, 06/01/2022	2,615	2,655,188
Series 2020 5.00%, 12/01/2022	4,140	4,292,614

		92,414,339

Massachusetts – 1.8%
Commonwealth of Massachusetts Series 2004-B 5.25%, 08/01/2023	2,450	2,612,421
Series 2020-B 5.00%, 07/01/2024	7,380	8,069,949
CIFGNA Series 2007-A 0.658% (LIBOR 1 Month + 0.57%), 05/01/2037(b)	3,275	3,260,640
Massachusetts Bay Transportation Authority Sales Tax Revenue Series 2004-C 5.25%, 07/01/2023	3,520	3,741,286

	Principal Amount (000)	U.S. $ Value

Massachusetts Clean Water Trust (The) (Massachusetts Water Pollution Abatement Trust (The) SRF) Series 2006 5.983% (CPI + 0.99%), 08/01/2022(b)	$3,240	$3,297,252
5.99% (CPI + 0.99%), 08/01/2023(b)	2,275	2,381,147
Series 2021-2 4.00%, 02/01/2023	1,645	1,699,926
Massachusetts Development Finance Agency (Broad Institute Inc. (The)) Series 2017 5.00%, 04/01/2028	1,655	1,971,802
Massachusetts Port Authority Series 2021-E 5.00%, 07/01/2037-07/01/2039	11,280	14,039,563
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax) Series 2012-A 5.00%, 08/15/2023	2,475	2,530,486
Massachusetts Water Resources Authority Series 2012-A 5.00%, 08/01/2037 (Pre-refunded/ETM)	2,865	2,929,690

		46,534,162

Michigan – 1.5%
City of Detroit MI Series 2018 5.00%, 04/01/2035-04/01/2036	1,055	1,201,083
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue) AGM Series 2006-D 0.744% (LIBOR 1 Month + 0.60%), 07/01/2032(b)	2,605	2,588,720
Detroit City School District AGM Series 2005-A 5.25%, 05/01/2029	3,860	4,821,213
Michigan Finance Authority (City of Detroit MI) Series 2016-C 5.00%, 04/01/2026-04/01/2027	2,735	3,171,116
Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue) AGM Series 2014-D2 5.00%, 07/01/2024	10,545	11,493,819
Michigan Finance Authority (Henry Ford Health System Obligated Group) Series 2016 5.00%, 11/15/2031	1,785	2,057,501
Michigan Finance Authority (Michigan Finance Authority Drinking Water Revolving Fund) Series 2021 5.00%, 10/01/2026	1,250	1,459,366

	Principal Amount (000)	U.S. $ Value

Michigan Strategic Fund (Michigan Strategic Fund - I 75 Improvement Project) Series 2018 5.00%, 12/31/2028-06/30/2029	$9,090	$10,799,765

		37,592,583

Minnesota – 0.2%
City of Minneapolis MN/St. Paul Housing & Redevelopment Authority (Allina Health Obligated Group) NATL Series 1998 0.09%, 08/01/2028	25	25,000
County of Hennepin MN Series 2020-B 5.00%, 12/01/2026	2,035	2,391,531
State of Minnesota (State of Minnesota Lease) Series 2012-B 5.00%, 03/01/2022	3,305	3,317,615

		5,734,146

Mississippi – 0.1%
Mississippi Development Bank (Magnolia Regional Health Center) Series 2021 5.00%, 10/01/2033(a)	1,000	1,203,364
Mississippi Hospital Equipment & Facilities Authority (Baptist Memorial Health Care Obligated Group) Series 2016-A 5.00%, 09/01/2036	1,500	1,719,132

		2,922,496

Missouri – 1.0%
Health & Educational Facilities Authority of the State of Missouri (BJC Healthcare Obligated Group) Series 2021-B 4.00%, 05/01/2051	11,975	13,282,672
Howard Bend Levee District XLCA Series 2005 5.75%, 03/01/2025-03/01/2027	255	280,008
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2016-A 5.00%, 08/15/2036	1,675	1,791,959
Missouri State Environmental Improvement & Energy Resources Authority (Missouri Environmental Improvement & Energy Resources Auth State Revolving Funds) Series 2020-A 5.00%, 01/01/2023	9,785	10,178,288

		25,532,927

	Principal Amount (000)	U.S. $ Value

Montana – 0.2%
Montana Facility Finance Authority (Benefis Health System Obligated Group) Series 2016 5.00%, 02/15/2031-02/15/2033	$3,275	$3,774,522

Nebraska – 0.6%
Central Plains Energy Project (Goldman Sachs Group, Inc.(The)) Series 2018 5.00%, 03/01/2050	15,000	15,957,152

Nevada – 2.4%
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019-A 2.50%, 06/15/2024(a)	360	362,674
Clark County School District Series 2021-A 4.00%, 06/15/2034	10,085	11,784,974
5.00%, 06/15/2027-06/15/2028	8,780	10,487,971
Series 2021-B 5.00%, 06/15/2027-06/15/2032	20,225	24,562,337
BAM Series 2020-B 5.00%, 06/15/2027	4,305	5,096,550
State of Nevada Department of Business & Industry
Series 2021 0.25%, 01/01/2050 (Pre-refunded/ETM)(a)	1,000	1,000,000
Tahoe-Douglas Visitors Authority
Series 2020 4.00%, 07/01/2027	1,200	1,288,453
5.00%, 07/01/2029-07/01/2035	5,465	6,242,797

		60,825,756

New Hampshire – 0.1%
New Hampshire Business Finance Authority Series 2020-1 4.125%, 01/20/2034	1,512	1,694,129

New Jersey – 3.8%
County of Monmouth NJ Series 2021-A 5.00%, 01/15/2029	2,685	3,302,022
Federal Home Loan Mortgage Corp. Enhanced Receipt Series 2019-B, Class 1 3.87%, 11/15/2035(a)	12,363	13,586,128
New Jersey Economic Development Authority Series 2014-P 5.00%, 06/15/2029 (Pre-refunded/ETM)	1,150	1,252,428
New Jersey Economic Development Authority (Port Newark Container Terminal LLC) Series 2017 5.00%, 10/01/2026-10/01/2027	3,810	4,473,272

	Principal Amount (000)	U.S. $ Value

New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029	$1,365	$1,403,432
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2029	4,390	5,018,250
Series 2018-A 5.00%, 06/15/2028-06/15/2031	26,170	29,907,202
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2014-C 5.25%, 06/15/2032	2,960	3,280,829
Series 2020-A 5.00%, 06/15/2036	1,140	1,379,788
New Jersey Turnpike Authority Series 2013-A 5.00%, 01/01/2023 (Pre-refunded/ETM)	1,600	1,663,558
5.00%, 01/01/2023	200	207,776
Series 2014-A 5.00%, 01/01/2028	4,785	5,213,151
Series 2014-C 5.00%, 01/01/2023	1,590	1,651,818
Series 2017-A 5.00%, 01/01/2033	7,300	8,499,432
Series 2020-D 5.00%, 01/01/2028	4,375	5,016,907
Series 2021-B 0.897%, 01/01/2025	1,000	979,673
1.713%, 01/01/2029	1,350	1,298,606
Tobacco Settlement Financing Corp./NJ Series 2018-A 5.00%, 06/01/2030	4,750	5,651,064
Series 2018-B 5.00%, 06/01/2046	3,175	3,534,648

		97,319,984

New York – 8.0%
City of New York NY Series 2011-A 5.00%, 08/01/2023	3,220	3,231,770
Series 2020-A 5.00%, 08/01/2026	3,940	4,551,478
Series 2020-B 5.00%, 11/01/2027	3,000	3,567,618
Series 2020-C 5.00%, 08/01/2028-08/01/2033	6,920	8,496,360
Series 2021-A 4.00%, 08/01/2041	2,000	2,263,342
5.00%, 08/01/2033	2,000	2,543,495
Series 2021-D 1.396%, 08/01/2027	3,150	3,044,540
Series 2021-F 5.00%, 06/01/2044	2,500	2,796,352
County of Monroe NY Series 2021 5.00%, 06/01/2028	4,070	4,938,017

	Principal Amount (000)	U.S. $ Value

Metropolitan Transportation Authority
Series 2012-C 5.00%, 11/15/2024 (Pre-refunded/ETM)	$4,065	$4,206,915
5.00%, 11/15/2025 (Pre-refunded/ETM)	5,000	5,174,558
Series 2012-F 5.00%, 11/15/2026	3,635	3,745,041
Series 2013-A 5.00%, 11/15/2026 (Pre-refunded/ETM)	2,300	2,425,265
Series 2013-E 5.00%, 11/15/2025 (Pre-refunded/ETM)	8,510	9,127,020
Series 2016-A 5.00%, 11/15/2024	1,130	1,241,337
Series 2016-B 5.00%, 11/15/2027	1,370	1,568,036
Series 2017-B 5.00%, 11/15/2023-11/15/2026	3,600	4,005,037
Series 2017-C 5.00%, 11/15/2026-11/15/2028	4,020	4,693,364
Series 2020-A 5.00%, 11/15/2045	5,120	6,211,213
Series 2020-E 4.00%, 11/15/2026	1,000	1,104,455
5.00%, 11/15/2028	4,000	4,763,700
Series 2021-D 0.364% (SOFR + 0.33%), 11/01/2035(b)	2,090	2,073,636
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2012-B 5.00%, 11/01/2026(d)	6,830	7,045,684
Series 2021 5.00%, 11/01/2031	1,000	1,270,888
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2014-A 5.00%, 02/15/2028	6,565	7,075,880
Series 2021 2.202%, 03/15/2034	2,000	1,910,096
2.252%, 03/15/2032	2,000	1,950,585
Series 2021-E 5.00%, 03/15/2028	52,730	63,373,751
New York State Environmental Facilities Corp. (State of New York SRF) Series 2021 4.00%, 08/15/2038	800	954,800
New York State Thruway Authority (State of New York Pers Income Tax) Series 2021-A 4.00%, 03/15/2040	2,000	2,266,093
5.00%, 03/15/2025	2,225	2,486,267
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 5.00%, 01/01/2027-01/01/2029	9,255	10,785,599
Series 2020 4.00%, 10/01/2030	1,500	1,681,961
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016-A 5.00%, 07/01/2046	345	368,517

	Principal Amount (000)	U.S. $ Value

Port Authority of New York & New Jersey Series 2021-2 5.00%, 07/15/2028	$1,025	$1,225,941
Suffolk Tobacco Asset Securitization Corp. Series 2021 5.00%, 06/01/2028-06/01/2032	4,510	5,562,234
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021 5.00%, 05/15/2050	4,740	5,434,848
Series 2021-A 2.00%, 05/15/2045	2,945	2,996,184
2.591%, 05/15/2036	2,000	1,967,886
2.917%, 05/15/2040	1,000	980,643

		205,110,406

North Carolina – 0.9%
City of Charlotte NC Water & Sewer System Revenue Series 2020 5.00%, 07/01/2022	2,230	2,272,845
Fayetteville State University Series 2023 5.00%, 04/01/2032(a) (c)	655	765,752
State of North Carolina Series 2013-D 4.00%, 06/01/2022	2,995	3,031,245
State of North Carolina (State of North Carolina Fed Hwy Grant) Series 2015 5.00%, 03/01/2026	6,710	7,454,489
Series 2019 5.00%, 03/01/2029	3,780	4,635,431
Series 2021 5.00%, 03/01/2028	1,175	1,411,774
State of North Carolina (State of North Carolina Lease) Series 2020-B 5.00%, 05/01/2022	3,255	3,292,742

		22,864,278

North Dakota – 0.0%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031(a)	425	418,176
7.00%, 12/15/2043(a)	440	426,753

		844,929

Ohio – 1.5%
American Municipal Power, Inc. Series 2016-A 5.00%, 02/15/2036	5,000	5,632,663
Series 2021 4.00%, 02/15/2037-02/15/2038	2,760	3,171,815
5.00%, 02/15/2034	1,680	2,105,994

	Principal Amount (000)	U.S. $ Value

Buckeye Tobacco Settlement Financing Authority Series 2020-A 4.00%, 06/01/2039	$1,000	$1,124,957
City of Chillicothe OH (Adena Health System Obligated Group) Series 2017 5.00%, 12/01/2037	3,385	3,918,076
City of Cleveland OH Airport System Revenue AGM Series 2016-B 5.00%, 01/01/2023-01/01/2024	2,585	2,725,606
City of Cleveland OH Income Tax Revenue Series 2017-B1 5.00%, 10/01/2027-10/01/2030	7,585	9,074,376
Series 2017-B2 5.00%, 10/01/2029	1,485	1,782,543
County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2037	5,600	6,444,486
Ohio Air Quality Development Authority (Energy Harbor Nuclear Generation LLC) Series 2009-A 4.375%, 06/01/2033	235	236,880
Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016-A 4.375%, 06/01/2033	420	423,360
Series 2016-B 4.375%, 06/01/2033	825	831,601

		37,472,357

Oklahoma – 0.0%
Oklahoma Development Finance Authority (Gilcrease Expressway West) Series 2020 1.625%, 07/06/2023	500	500,916

Oregon – 0.4%
Deschutes County Hospital Facilities Authority (St. Charles Health System, Inc.) Series 2016-A 4.00%, 01/01/2033	1,000	1,075,393
Oregon Health & Science University (Oregon Health & Science University Obligated Group) Series 2021-B 5.00%, 07/01/2046	4,750	5,851,579
Tri-County Metropolitan Transportation District of Oregon Series 2018-A 4.00%, 10/01/2033	1,960	2,211,012
5.00%, 10/01/2029	1,910	2,281,546

		11,419,530

	Principal Amount (000)	U.S. $ Value

Other – 0.2%
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates

2.65%, 06/15/2036(a)	$3,805	$3,859,391
Series 2021 2.34%, 07/25/2041(a)	2,497	2,459,924

		6,319,315

Pennsylvania – 3.9%
Allegheny County Airport Authority Series 2021-A 4.00%, 01/01/2037-01/01/2041	7,005	7,802,090
5.00%, 01/01/2035	5,205	6,336,853
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 5.00%, 07/01/2032-07/01/2035	4,500	5,466,164
City of Philadelphia PA Series 2017 5.00%, 08/01/2028	12,990	15,409,047
City of Philadelphia PA Airport Revenue Series 2021 5.00%, 07/01/2028	3,035	3,594,961
City of Philadelphia PA Water & Wastewater Revenue Series 2017-A 5.00%, 10/01/2032-10/01/2033	2,135	2,535,061
Commonwealth of Pennsylvania Series 2017 5.00%, 01/01/2024	3,600	3,869,996
Montgomery County Higher Education and Health Authority (Thomas Jefferson University Obligated Group) Series 2018 5.00%, 09/01/2034	1,500	1,781,111
Series 2022 4.00%, 05/01/2036-05/01/2042(c)	12,600	14,252,924
Moon Industrial Development Authority (Baptist Homes Society) Series 2015 5.125%, 07/01/2025	1,690	1,816,469
Pennsylvania Higher Educational Facilities Authority (University of Pennsylvania Health System Obligated Group (The)) Series 2022 4.00%, 08/15/2042(c)	2,000	2,264,473
Pennsylvania Turnpike Commission Series 2017 5.00%, 12/01/2028-12/01/2029	3,005	3,578,725
Series 2017-B 5.00%, 06/01/2034-06/01/2036	7,580	8,805,610
Series 2019 5.00%, 12/01/2023	4,250	4,561,974
Series 2021-B 4.00%, 12/01/2039	2,000	2,292,685
5.00%, 12/01/2034-12/01/2035	2,850	3,569,166

	Principal Amount (000)	U.S. $ Value

Philadelphia Authority for Industrial Development (MaST Community Charter School III) Series 2021 5.00%, 08/01/2040	$1,000	$1,168,720
School District of Philadelphia (The) Series 2016-F 5.00%, 09/01/2034	5,000	5,735,638
State Public School Building Authority Series 2012 5.00%, 04/01/2023 (Pre-refunded/ETM)	2,400	2,418,198
5.00%, 04/01/2026 (Pre-refunded/ETM)	2,750	2,770,851

		100,030,716

Puerto Rico – 0.2%
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	970	1,003,896
Puerto Rico Highway & Transportation Authority AGC Series 2005-L 5.25%, 07/01/2041	790	848,897
AGC Series 2007-N 5.25%, 07/01/2034-07/01/2036	2,105	2,255,740
AGM Series 2007-C 5.25%, 07/01/2036	100	107,283
Puerto Rico Public Buildings Authority (Commonwealth of Puerto Rico) NATL Series 2007 6.00%, 07/01/2025	100	106,230
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2024	1,024	973,641

		5,295,687

South Carolina – 1.1%
County of Richland SC Series 2021-A 5.00%, 03/01/2028	13,020	15,753,057
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.25%, 06/01/2040(a)	1,000	1,004,098
South Carolina Public Service Authority Series 2016-A 5.00%, 12/01/2034-12/01/2036	2,535	2,908,445
Series 2016-B 5.00%, 12/01/2037	5,040	5,861,471
Series 2016-C 5.00%, 12/01/2035	930	1,081,972
Series 2021-B 4.00%, 12/01/2039	1,975	2,273,394

		28,882,437

Tennessee – 1.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	1,410	1,441,445

	Principal Amount (000)	U.S. $ Value

City of Pigeon Forge TN Series 2021-B 5.00%, 06/01/2024	$4,545	$4,953,147
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Vanderbilt University Medical Center Obligated Group) Series 2021 5.00%, 07/01/2031	5,095	6,330,878
Metropolitan Government of Nashville & Davidson County TN Series 2012 5.00%, 07/01/2023 (Pre-refunded/ETM)	2,385	2,429,613
Tennessee Energy Acquisition Corp. (Goldman Sachs Group, Inc. (The)) Series 2021 5.00%, 05/01/2052	8,770	10,748,528
Wilson County Health & Educational Facilities Board Series 2021 4.00%, 12/01/2039	1,000	948,508
4.25%, 12/01/2024	1,000	987,344

		27,839,463

Texas – 6.3%
Birdville Independent School District Series 2015-B 5.00%, 02/15/2022	3,825	3,831,576
Board of Regents of the University of Texas System Series 2016-H 5.00%, 08/15/2022	6,225	6,377,001
Central Texas Regional Mobility Authority Series 2021-B 5.00%, 01/01/2030-01/01/2039	7,400	9,072,633
Series 2021-C 5.00%, 01/01/2027	5,000	5,636,888
City of Austin TX Water & Wastewater System Revenue Series 2021 5.00%, 11/15/2039	2,885	3,669,582
City of Houston TX Series 2021-A 5.00%, 03/01/2026-03/01/2027	6,680	7,771,228
City of Houston TX Airport System Revenue Series 2021-A 4.00%, 07/01/2035-07/01/2037	2,185	2,471,503
5.00%, 07/01/2028-07/01/2033	4,905	6,026,547
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 07/01/2029	2,465	2,608,434
City of Houston TX Combined Utility System Revenue Series 2014-C 5.00%, 05/15/2024	1,100	1,197,571
Series 2020-C 5.00%, 11/15/2022	4,330	4,480,953

	Principal Amount (000)	U.S. $ Value

AGM Series 1998 Zero Coupon, 12/01/2022 (Pre-refunded/ETM)	$8,265	$8,220,259
City of San Antonio TX Electric & Gas Systems Revenue Series 2021-A 5.00%, 02/01/2038-02/01/2040	6,220	7,743,453
Conroe Local Government Corp. (Conroe Local Government Corp. Conroe Convention Center Hotel) Series 2021 4.00%, 10/01/2041	905	1,013,579
Dallas Area Rapid Transit (Dallas Area Rapid Transit Sales Tax) Series 2020-B 5.00%, 12/01/2022-12/01/2023	5,250	5,594,031
Fort Worth Independent School District Series 2021-A 5.00%, 02/15/2026-02/15/2027	5,250	6,089,525
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital Obligated Group) Series 2021 4.00%, 10/01/2041	2,000	2,310,227
Hidalgo County Regional Mobility Authority Series 2022-A 4.00%, 12/01/2040-12/01/2041(c)	1,750	1,914,371
5.00%, 12/01/2033(c)	750	907,816
Series 2022-B 4.00%, 12/01/2041(c)	1,000	1,065,986
Lewisville Independent School District Series 2020 5.00%, 08/15/2023-08/15/2024	4,725	5,104,194
Lower Colorado River Authority (LCRA Transmission Services Corp.) Series 2021 5.00%, 05/15/2029	800	974,670
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc. Obligated Group) Series 2021 2.00%, 11/15/2061	900	525,322
7.50%, 11/15/2036-11/15/2037	260	252,708
New Hope Cultural Education Facilities Finance Corp. (Westminster Manor) Series 2016 5.00%, 11/01/2031	1,000	1,097,292
Newark Higher Education Finance Corp. (TLC Academy) Series 2021-A 4.00%, 08/15/2041	1,690	1,770,169
North Texas Tollway Authority (North Texas Tollway System) Series 2017-A 5.00%, 01/01/2038	3,000	3,112,423

	Principal Amount (000)	U.S. $ Value

Series 2021-B 4.00%, 01/01/2032	$1,080	$1,262,080
Port Authority of Houston of Harris County Texas Series 2021 5.00%, 10/01/2027	1,065	1,272,522
Port Beaumont Navigation District (Jefferson Railport Terminal II LLC) Series 2020 3.625%, 01/01/2035(a)	240	242,079
Series 2021 2.00%, 01/01/2027(a)	550	531,155
San Antonio Water System Series 2021-A 5.00%, 05/15/2028-05/15/2037	9,505	11,983,801
Spring Independent School District Series 2021 5.00%, 08/15/2027	1,430	1,697,774
State of Texas Series 2021-A 4.00%, 08/01/2025	2,355	2,573,823
5.00%, 08/01/2026-08/01/2029	7,970	9,389,568
Series 2021-B 5.00%, 08/01/2028	2,340	2,825,050
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health Obligated Group) Series 2018-A 5.00%, 07/01/2030-07/01/2031	13,405	16,145,087
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.) Series 2015-A 5.00%, 11/15/2025	1,105	243,100
Texas Water Development Board (Texas Water Development Board State Revolving Fund) Series 2021 4.00%, 08/01/2036	10,410	12,359,195

		161,365,175

Utah – 0.4%
City of Salt Lake City UT Airport Revenue Series 2021-A 4.00%, 07/01/2040	2,915	3,259,218
5.00%, 07/01/2033	4,000	4,946,022
Military Installation Development Authority Series 2021-A 4.00%, 06/01/2041	1,000	958,301

		9,163,541

Virginia – 0.6%
Fairfax County Economic Development Authority (County of Fairfax VA) Series 2020 5.00%, 08/01/2022-08/01/2033	1,255	1,492,542

	Principal Amount (000)	U.S. $ Value

Hampton Roads Transportation Accountability Commission Series 2021-A
5.00%, 07/01/2026	$2,685	$3,099,973
Virginia Commonwealth Transportation Board Series 2012 5.00%, 05/15/2028 (Pre-refunded/ETM)	4,305	4,362,139
5.00%, 05/15/2029 (Pre-refunded/ETM)	2,250	2,279,863
Virginia Small Business Financing Authority (95 Express Lanes LLC) Series 2012 5.00%, 01/01/2040	1,155	1,156,741
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC) Series 2022 4.00%, 07/01/2035(c)	3,250	3,537,591

		15,928,849

Washington – 4.5%
Central Puget Sound Regional Transit Authority (Central Puget Sound Regional Transit Authority Sales Tax) Series 2012-P 5.00%, 02/01/2023-02/01/2025	7,815	7,815,000
City of Seattle WA Municipal Light & Power Revenue Series 2021-A 4.00%, 07/01/2033-07/01/2035	4,080	4,836,685
City of Seattle WA Water System Revenue Series 2017 5.00%, 08/01/2023	4,020	4,268,464
Energy Northwest (Bonneville Power Administration) Series 2016 5.00%, 07/01/2025	19,925	22,445,435
Port of Seattle WA Series 2013 5.00%, 07/01/2024	4,820	5,089,239
Series 2019 5.00%, 04/01/2033-04/01/2034	3,000	3,616,600
Series 2021 4.00%, 08/01/2040	2,000	2,274,151
5.00%, 08/01/2022-08/01/2023	10,285	10,581,969
State of Washington Series 2015-R 5.00%, 07/01/2026	13,325	14,773,034
Series 2021-A 5.00%, 02/01/2029	2,570	3,159,628
Series 2021-C 5.00%, 02/01/2029	6,385	7,849,893
Series 2021-D 5.00%, 07/01/2029	4,380	5,431,442
Series 2021-F 5.00%, 06/01/2029	3,165	3,918,101
Series 2021-R 5.00%, 08/01/2022	15,880	16,236,951

	Principal Amount (000)	U.S. $ Value

Washington State Convention Center Public Facilities District (Washington State Convention Center Public Facilities District Hotel Occupancy Tax) Series 2021 4.00%, 07/01/2031	$1,600	$1,782,640

		114,079,232

West Virginia – 0.2%
City of South Charleston WV (City of South Charleston WV South Charleston Park Place Excise Tax District) Series 2022 4.25%, 06/01/2042(a) (c)	1,185	1,151,900
Tobacco Settlement Finance Authority/WV Series 2020 4.875%, 06/01/2049	2,600	2,682,943
West Virginia Economic Development Authority (Arch Resources, Inc.) Series 2021 4.125%, 07/01/2045	265	275,433

		4,110,276

Wisconsin – 1.7%
St. Croix Chippewa Indians of Wisconsin Series 2021 5.00%, 09/30/2041(a)	1,000	938,016
State of Wisconsin Series 2021-2 5.00%, 05/01/2026-05/01/2029	11,850	14,161,421
UMA Education, Inc. Series 2019 5.00%, 10/01/2022-10/01/2029(a)	2,535	2,835,700
Wisconsin Department of Transportation Series 2013-1 5.00%, 07/01/2023	5,500	5,825,660
5.00%, 07/01/2024 (Pre-refunded/ETM)	6,500	6,882,112
Wisconsin Public Finance Authority (Appalachian Regional Healthcare System Obligated Group) Series 2021 5.00%, 07/01/2035-07/01/2040	1,975	2,429,516
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041(a)	5,000	5,273,443
Wisconsin Public Finance Authority (Renown Regional Medical Center) Series 2020 4.00%, 06/01/2035	1,220	1,384,777
Wisconsin Public Finance Authority (Roseman University of Health Sciences) Series 2022 4.00%, 04/01/2032(c)	915	980,876
Wisconsin Public Finance Authority (Samaritan Housing Foundation Obligated Group) Series 2021-B 2.25%, 06/01/2027	1,500	1,478,417

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2022 5.00%, 02/01/2033(c)	$1,725	$2,087,236

		44,277,174

Total Long-Term Municipal Bonds (cost $2,132,036,629)		2,128,035,792

Short-Term Municipal Notes – 6.4%
California – 1.2%
Abag Finance Authority for Nonprofit Corps. (Sharp Healthcare Obligated Group) Series 2009-C 0.04%, 08/01/2035(e)	1,565	1,565,000
Series 2009-D 0.04%, 08/01/2035(e)	1,800	1,800,000
City of Los Angeles CA Series 2021-B 5.00%, 09/01/2022	13,070	13,413,434
State of California Series 2019-B 0.04%, 05/01/2040(e)	14,600	14,600,000

		31,378,434

Colorado – 0.1%

Colorado Health Facilities Authority (Children’s Hospital Colorado Obligated Group) Series 2020 0.06%, 12/01/2052(e)	2,650	2,650,000

Delaware – 0.4%
State of Delaware
Series 2021 5.00%, 02/01/2022	11,265	11,265,000

District of Columbia – 0.3%
District of Columbia (Carnegie Endowment for International Peace)
Series 2010 0.05%, 11/01/2045(e)	2,500	2,500,000
District of Columbia (MedStar Health Obligated Group)
Series 2012-A 0.05%, 08/15/2038(e)	4,640	4,640,000

		7,140,000

Florida – 0.9%
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group) Series 2010 0.06%, 06/01/2048(e)	1,685	1,685,000

	Principal Amount (000)	U.S. $ Value

School Board of Miami-Dade County (The) Series 2021 2.50%, 02/23/2022	$20,425	$20,451,534

		22,136,534

Illinois – 0.2%
Illinois Development Finance Authority (North Park University) Series 2016 0.05%, 10/01/2029(e)	2,565	2,565,000
Illinois Finance Authority (Latin School of Chicago (The))
Series 2005-B 0.07%, 08/01/2035(e)	1,300	1,300,000
Illinois Finance Authority (North Park University)
Series 2016 0.05%, 07/01/2035(e)	1,450	1,450,000

		5,315,000

Louisiana – 0.2%
Louisiana Public Facilities Authority (CHRISTUS Health Obligated Group)
Series 2009 0.04%, 07/01/2047(e)	1,670	1,670,000
Louisiana Public Facilities Authority (Coca-Cola Bottling Co. United-Gulf Coast LLC)
Series 2013 0.06%, 04/02/2023(e)	2,280	2,280,000

		3,950,000

Maryland – 0.1%
Maryland Health & Higher Educational Facilities Authority (Luminis Health Obligated Group)
Series 2011 0.06%, 07/01/2043(e)	1,250	1,250,000

Massachusetts – 0.2%
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue
Series 2010-A 0.04%, 01/01/2037(e)	6,040	6,040,000

Minnesota – 0.1%
City of Minneapolis MN (Fairview Health Services Obligated Group)
Series 2018 0.07%, 11/15/2048(e)	2,750	2,750,000

New Jersey – 0.0%
New Jersey Health Care Facilities Financing Authority (AHS Hospital Corp.)
Series 2008-C 0.07%, 07/01/2036(e)	1,145	1,145,000

	Principal Amount (000)	U.S. $ Value

New York – 0.4%
New York City Health and Hospitals Corp.
Series 2008-B 0.05%, 02/15/2031(e)	$11,000	$11,000,000

Ohio – 0.0%
Columbus Regional Airport Authority
Series 2006 0.06%, 12/01/2036(e)	965	965,000

Oregon – 0.2%
Clackamas County Hospital Facility Authority (Legacy Health Obligated Group)
Series 2008-A 0.05%, 06/01/2037(e)	1,750	1,750,000
Series 2008-B 0.05%, 06/01/2037(e)	3,450	3,450,000

		5,200,000

South Carolina – 0.4%
Beaufort County School District/SC
Series 2021-A 5.00%, 03/01/2022	7,355	7,383,377
South Carolina Association of Governmental Organizations
Series 2021-A 3.00%, 03/01/2022	2,960	2,966,836

		10,350,213

Texas – 0.9%
Austin Independent School District
Series 2021 5.00%, 08/01/2022	4,880	4,987,465
County of Collin TX
Series 2021 5.00%, 02/15/2022	5,500	5,509,456
Dallas Independent School District
Series 2021-C 5.00%, 02/15/2022	5,300	5,308,956
Hays Consolidated Independent School District
Series 2021 5.00%, 02/15/2022	6,255	6,265,754

		22,071,631

Washington – 0.8%
Port of Tacoma WA
Series 2019-B 0.05%, 12/01/2044(e)	18,000	18,000,000
Washington State Housing Finance Commission (Vintage at Urban Center LLC)
Series 2015 0.05%, 07/01/2047(e)	1,085	1,085,000

		19,085,000

Total Short-Term Municipal Notes (cost $163,732,197)		163,691,812

Total Municipal Obligations (cost $2,295,768,826)		2,291,727,604

	Principal Amount (000)	U.S. $ Value

CORPORATES - INVESTMENT GRADE – 0.7%
Industrial – 0.7%
Capital Goods – 0.2%

Caterpillar Financial Services Corp. 0.32% (SOFR + 0.27%), 09/13/2024(b)	$2,500	$2,501,050
John Deere Capital Corp. 0.17% (SOFR + 0.12%), 07/10/2023(b)	1,435	1,434,225

		3,935,275

Consumer Non-Cyclical – 0.4%
Baylor Scott & White Holdings
Series 2021 0.827%, 11/15/2025	1,000	948,080
1.777%, 11/15/2030	1,000	939,470
UPMC
Series D-1 3.60%, 04/03/2025	5,600	5,856,592
Sutter Health
Series 20A 3.161%, 08/15/2040	1,000	983,330
Ochsner LSU Health System of North Louisiana
Series 2021 2.51%, 05/15/2031	2,300	2,162,460

		10,889,932

Services – 0.1%
Hackensack Meridian Health, Inc.
Series 2020 2.675%, 09/01/2041	1,790	1,681,472

Total Corporates - Investment Grade (cost $17,027,331)		16,506,679

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.4%
Agency CMBS – 0.4%
California Housing Finance Agency
Series 2021-2, Class A 3.75%, 03/25/2035	4,980	5,615,038
Series 2021-3, Class A 3.25%, 11/20/2036	1,995	2,130,511
Federal Home Loan Mortgage Corp.
Series 2021-ML10, Class ACA 2.046%, 06/25/2038	995	954,534
Washington State Housing Finance Commission
Series 2021-1, Class A 3.50%, 12/20/2035	991	1,047,023
Series 2021-1, Class X 0.725%, 12/20/2035(f)	991	57,668

Total Commercial Mortgage-Backed Securities (cost $10,314,082)		9,804,773

		Principal Amount (000)	U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 0.3%
Industrial – 0.3%
Communications – Media – 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 01/15/2034(a)	$	1,933	$1,791,930
DISH DBS Corp. 5.25%, 12/01/2026(a)		959	930,230
5.75%, 12/01/2028(a)		996	953,092

			3,675,252

Consumer Non-Cyclical – 0.1%
Mozart Debt Merger Sub, Inc. 3.875%, 04/01/2029(a)		2,000	1,926,900

Transportation – Airlines – 0.1%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2026(a)		650	665,366
5.75%, 04/20/2029(a)		575	589,289
United Airlines, Inc. 4.375%, 04/15/2026(a)		600	595,764
4.625%, 04/15/2029(a)		275	273,311

			2,123,730

Total Corporates - Non-Investment Grade (cost $7,986,395)			7,725,882

GOVERNMENTS - TREASURIES – 0.2%
United States – 0.2%

U.S. Treasury Notes 2.625%, 02/15/2029(d) (cost $4,999,243)		5,000	5,290,625

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.1%
Risk Share Floating Rate – 0.1%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN2, Class M2 4.358% (LIBOR 1 Month + 4.25%), 11/25/2023(b)		120	123,876
Series 2014-DN3, Class M3 4.108% (LIBOR 1 Month + 4.00%), 08/25/2024(b)		47	48,065
Series 2016-DNA4, Class M3 3.908% (LIBOR 1 Month + 3.80%), 03/25/2029(b)		177	183,269
Series 2017-DNA3, Class M2 2.608% (LIBOR 1 Month + 2.50%), 03/25/2030(b)		256	259,798
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C03, Class 2M2 3.008% (LIBOR 1 Month + 2.90%), 07/25/2024(b)		75	75,618
Series 2015-C02, Class 1M2

		Principal Amount (000)	U.S. $ Value
4.108% (LIBOR 1 Month + 4.00%), 05/25/2025(b)	$	75	$76,482
Series 2017-C01, Class 1M2 3.658% (LIBOR 1 Month + 3.55%), 07/25/2029(b)		300	308,269
Series 2017-C03, Class 1M2 3.108% (LIBOR 1 Month + 3.00%), 10/25/2029(b)		394	403,454

Total Collateralized Mortgage Obligations (cost $1,384,102)			1,478,831

		Shares

SHORT-TERM INVESTMENTS – 9.4%
Investment Companies – 9.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(g) (h) (i) (cost $241,530,046)		241,530,046	241,530,046

Total Investments – 100.6% (cost $2,579,010,025)(j)			2,574,064,440
Other assets less liabilities – (0.6)%			(16,165,469)

Net Assets – 100.0%			$2,557,898,971

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	15,000	04/29/2024	2.765%	CPI#	Maturity	$733,608	$—	$733,608
USD	30,000	08/06/2024	2.815%	CPI#	Maturity	1,009,601	—	1,009,601
USD	20,000	11/02/2024	3.310%	CPI#	Maturity	166,682	—	166,682
USD	25,000	11/19/2024	3.695%	CPI#	Maturity	(98,024)	—	(98,024)
USD	40,000	11/24/2024	3.469%	CPI#	Maturity	125,856	—	125,856
USD	5,345	01/15/2025	2.565%	CPI#	Maturity	331,893	—	331,893
USD	2,673	01/15/2025	2.585%	CPI#	Maturity	163,758	—	163,758
USD	2,672	01/15/2025	2.613%	CPI#	Maturity	160,644	—	160,644
USD	148,000	01/15/2026	3.508%	CPI#	Maturity	2,031,747	—	2,031,747
USD	135,000	01/15/2026	3.580%	CPI#	Maturity	1,321,273	—	1,321,273
USD	10,000	04/01/2026	2.508%	CPI#	Maturity	639,827	—	639,827
USD	30,000	08/06/2026	2.689%	CPI#	Maturity	1,146,378	—	1,146,378
USD	25,000	10/04/2026	2.725%	CPI#	Maturity	644,757	—	644,757
USD	25,000	11/24/2026	3.176%	CPI#	Maturity	32,015	—	32,015
USD	74,000	01/15/2028	3.232%	CPI#	Maturity	1,039,667	—	1,039,667
USD	19,310	01/15/2028	1.230%	CPI#	Maturity	3,121,793	—	3,121,793
USD	14,770	01/15/2028	0.735%	CPI#	Maturity	2,960,113	—	2,960,113
USD	25,000	10/04/2028	2.661%	CPI#	Maturity	663,305	—	663,305
USD	12,000	08/29/2029	1.748%	CPI#	Maturity	1,643,547	—	1,643,547
USD	4,825	01/15/2030	1.572%	CPI#	Maturity	748,773	—	748,773
USD	4,825	01/15/2030	1.587%	CPI#	Maturity	741,420	—	741,420
USD	1,670	01/15/2030	1.714%	CPI#	Maturity	234,934	—	234,934
USD	1,670	01/15/2030	1.731%	CPI#	Maturity	232,013	—	232,013
USD	7,850	01/15/2031	2.782%	CPI#	Maturity	314,479	—	314,479

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	6,150	01/15/2031	2.680%	CPI#	Maturity	$315,664	$—	$315,664
USD	15,000	12/02/2035	2.074%	CPI#	Maturity	2,044,045	—	2,044,045
USD	25,000	04/01/2036	2.438%	CPI#	Maturity	1,821,348	—	1,821,348
USD	32,000	04/29/2036	2.503%	CPI#	Maturity	1,921,729	—	1,921,729
USD	10,000	05/01/2036	2.510%	CPI#	Maturity	586,625	—	586,625
USD	30,000	08/03/2036	2.488%	CPI#	Maturity	1,405,697	—	1,405,697
USD	20,000	08/06/2036	2.440%	CPI#	Maturity	1,075,420	—	1,075,420
USD	40,000	10/04/2036	2.510%	CPI#	Maturity	1,218,080	—	1,218,080
USD	35,000	11/02/2036	2.638%	CPI#	Maturity	292,217	—	292,217

						$30,790,884	$—	$30,790,884

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	30,000	07/22/2023	0.275%	3 Month LIBOR	Semi- Annual/ Quarterly	$366,737	$—	$366,737
USD	55,000	01/15/2024	1 Day SOFR	0.876%	Annual	(256,781)	—	(256,781)
USD	15,000	07/22/2031	1.227%	3 Month LIBOR	Semi- Annual/ Quarterly	835,910	—	835,910
USD	70,000	04/15/2032	1.254%	1 Day SOFR	Annual	2,201,940	—	2,201,940
USD	29,000	02/15/2036	1 Day SOFR	1.718%	Annual	215,336	—	215,336
USD	28,000	02/15/2036	1 Day SOFR	1.709%	Annual	161,141	—	161,141
USD	14,700	02/15/2036	1 Day SOFR	1.589%	Annual	(129,166)	—	(129,166)
USD	13,000	07/22/2036	1.440%	3 Month LIBOR	Semi- Annual/ Quarterly	862,922	—	862,922

						$4,258,039	$—	$4,258,039

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	69	$(17,096)	$(6,541)	$(10,555)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	597	(148,170)	(73,138)	(75,032)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	40	(9,911)	(4,744)	(5,167)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	38	$(9,416)	$(3,636)	$(5,780)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	470	(116,702)	(45,118)	(71,584)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	707	(175,425)	(66,079)	(109,346)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,214	(301,295)	(143,275)	(158,020)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	231	(57,236)	(28,134)	(29,102)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	613	(152,135)	(55,623)	(96,512)

						$(987,386)	$(426,288)	$(561,098)

*	Termination date

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	86,000	01/15/2027	3.600%	CPI#	Maturity	$(211,424)	$—	$(211,424)
Bank of America, NA	USD	25,000	02/02/2032	2.403%	CPI#	Maturity	1,638,368	—	1,638,368
Barclays Bank PLC	USD	14,000	04/03/2022	2.663%	CPI#	Maturity	(889,739)	—	(889,739)
Barclays Bank PLC	USD	16,700	10/05/2022	2.765%	CPI#	Maturity	(982,312)	—	(982,312)
Barclays Bank PLC	USD	25,000	08/07/2024	2.573%	CPI#	Maturity	(448,034)	—	(448,034)
Barclays Bank PLC	USD	19,000	05/05/2025	2.125%	CPI#	Maturity	1,338,932	—	1,338,932
Barclays Bank PLC	USD	5,400	03/06/2027	2.695%	CPI#	Maturity	(345,047)	—	(345,047)
Barclays Bank PLC	USD	20,000	06/06/2032	2.145%	CPI#	Maturity	2,232,988	—	2,232,988
Barclays Bank PLC	USD	14,000	09/01/2032	2.128%	CPI#	Maturity	1,658,246	—	1,658,246
Barclays Bank PLC	USD	22,000	08/29/2033	2.368%	CPI#	Maturity	1,551,179	—	1,551,179
Citibank, NA	USD	9,000	06/29/2022	2.398%	CPI#	Maturity	(251,068)	—	(251,068)
Citibank, NA	USD	5,400	07/19/2022	2.400%	CPI#	Maturity	(136,989)	—	(136,989)
Citibank, NA	USD	4,000	08/10/2022	2.550%	CPI#	Maturity	(161,555)	—	(161,555)
Citibank, NA	USD	15,500	12/07/2022	2.748%	CPI#	Maturity	(988,577)	—	(988,577)
Citibank, NA	USD	47,000	05/24/2023	2.533%	CPI#	Maturity	(1,502,459)	—	(1,502,459)
Citibank, NA	USD	30,000	10/29/2023	2.524%	CPI#	Maturity	(578,151)	—	(578,151)
Citibank, NA	USD	30,000	09/19/2024	2.070%	CPI#	Maturity	2,441,750	—	2,441,750
Citibank, NA	USD	25,000	07/03/2025	2.351%	CPI#	Maturity	1,417,645	—	1,417,645
Citibank, NA	USD	15,800	02/08/2028	2.940%	CPI#	Maturity	(1,646,168)	—	(1,646,168)
Citibank, NA	USD	12,000	11/05/2033	2.273%	CPI#	Maturity	1,070,819	—	1,070,819
Deutsche Bank AG	USD	25,000	09/02/2025	1.880%	CPI#	Maturity	2,370,385	—	2,370,385
Goldman Sachs International	USD	57,000	04/15/2024	4.308%	CPI#	Maturity	73,390	—	73,390
Goldman Sachs International	USD	39,000	01/15/2027	3.534%	CPI#	Maturity	76,522	—	76,522

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International	USD	18,000	04/15/2032	2.994%	CPI#	Maturity	$118,309	$—	$118,309
JPMorgan Chase Bank, NA	USD	19,000	08/17/2022	2.523%	CPI#	Maturity	(676,424)	—	(676,424)
JPMorgan Chase Bank, NA	USD	200,000	01/18/2023	3.793%	CPI#	Maturity	326,586	—	326,586
JPMorgan Chase Bank, NA	USD	100,000	01/18/2023	3.788%	CPI#	Maturity	168,257	—	168,257
JPMorgan Chase Bank, NA	USD	1,400	06/30/2026	2.890%	CPI#	Maturity	(157,234)	—	(157,234)
JPMorgan Chase Bank, NA	USD	3,300	07/21/2026	2.935%	CPI#	Maturity	(407,552)	—	(407,552)
JPMorgan Chase Bank, NA	USD	2,400	10/03/2026	2.485%	CPI#	Maturity	(66,160)	—	(66,160)
JPMorgan Chase Bank, NA	USD	5,400	11/14/2026	2.488%	CPI#	Maturity	(155,754)	—	(155,754)
JPMorgan Chase Bank, NA	USD	4,850	12/23/2026	2.484%	CPI#	Maturity	(122,288)	—	(122,288)
JPMorgan Chase Bank, NA	USD	13,000	03/01/2027	2.279%	CPI#	Maturity	911,798	—	911,798
JPMorgan Chase Bank, NA	USD	21,350	02/20/2028	2.899%	CPI#	Maturity	(2,025,697)	—	(2,025,697)
JPMorgan Chase Bank, NA	USD	12,000	03/26/2028	2.880%	CPI#	Maturity	(1,070,233)	—	(1,070,233)
JPMorgan Chase Bank, NA	USD	10,000	07/03/2028	2.356%	CPI#	Maturity	648,228	—	648,228
JPMorgan Chase Bank, NA	USD	25,000	11/05/2028	2.234%	CPI#	Maturity	1,988,050	—	1,988,050
JPMorgan Chase Bank, NA	USD	18,000	04/17/2030	2.378%	CPI#	Maturity	1,147,171	—	1,147,171
JPMorgan Chase Bank, NA	USD	29,000	04/15/2032	2.944%	CPI#	Maturity	371,726	—	371,726
JPMorgan Chase Bank, NA	USD	24,000	11/17/2032	2.183%	CPI#	Maturity	2,569,321	—	2,569,321
Morgan Stanley Capital Services LLC	USD	10,000	04/16/2023	2.690%	CPI#	Maturity	(515,031)	—	(515,031)
Morgan Stanley Capital Services LLC	USD	5,000	08/15/2026	2.885%	CPI#	Maturity	(558,406)	—	(558,406)

							$10,223,368	$—	$10,223,368

# Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	11,075	10/09/2029	1.120%	SIFMA*	Quarterly	$261,368	$—	$261,368
Citibank, NA	USD	11,075	10/09/2029	1.125%	SIFMA*	Quarterly	256,904	—	256,904

							$518,272	$—	$518,272

* Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At January 31, 2022, the aggregate market value of these securities amounted to $85,340,632 or 3.3% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2022.
(c)	When-Issued or delayed delivery security.
(d)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(e)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(f)	IO - Interest Only.
(g)	Affiliated investments.
(h)	The rate shown represents the 7-day yield as of period end.
(i)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(j)

As of January 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $96,633,920 and gross unrealized depreciation of investments was $(56,350,040), resulting in net unrealized appreciation of $40,283,880.

As of January 31, 2022, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 3.3% and 0.4%, respectively.

Glossary:

ACA – ACA Financial Guaranty Corporation

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CCRC – Congregate Care Retirement Center

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CIFGNA – CIFG Assurance North America, Inc.

CMBS – Commercial Mortgage-Backed Securities

COP – Certificate of Participation

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

SRF – State Revolving Fund

UPMC – University of Pittsburgh Medical Center

XLCA – XL Capital Assurance Inc.

AB Bond Fund, Inc.

AB Municipal Bond Inflation Strategy

January 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$2,128,035,792	$—	$2,128,035,792
Short-Term Municipal Notes	—	163,691,812	—	163,691,812
Corporates - Investment Grade	—	16,506,679	—	16,506,679
Commercial Mortgage-Backed Securities	—	9,804,773	—	9,804,773
Corporates - Non-Investment Grade	—	7,725,882	—	7,725,882
Governments - Treasuries	—	5,290,625	—	5,290,625
Collateralized Mortgage Obligations	—	1,478,831	—	1,478,831
Short-Term Investments	241,530,046	—	—	241,530,046

Total Investments in Securities	241,530,046	2,332,534,394	—	2,574,064,440
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	30,888,908	—	30,888,908
Centrally Cleared Interest Rate Swaps	—	4,643,986	—	4,643,986
Inflation (CPI) Swaps	—	24,119,670	—	24,119,670
Interest Rate Swaps	—	518,272	—	518,272
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(98,024)	—	(98,024)
Centrally Cleared Interest Rate Swaps	—	(385,947)	—	(385,947)
Credit Default Swaps	—	(987,386)	—	(987,386)
Inflation (CPI) Swaps	—	(13,896,302)	—	(13,896,302)

Total	$241,530,046	$2,377,337,571	$—	$2,618,867,617

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended January 31, 2022 is as follows:

Fund	Market Value 10/31/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 01/31/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$63,364	$486,103	$307,937	$241,530	$0	**

**	Amount less than $500.